Related party transactions_Details of changes in major deposits due to customers with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Saman Corporation
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 2,436,000,000	[1]	₩ 2,334,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings		86,000,000		102,000,000
Repayment and others		0		0
Ending balance	[1]	2,522,000,000		2,436,000,000
Woori Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,180,000,000	[1]	1,135,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings		1,460,000,000		1,025,000,000
Repayment and others		1,460,000,000		980,000,000
Ending balance	[1]	1,180,000,000		1,180,000,000
Chin Hung International Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		765,000,000	[1]	765,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings		400,000,000		765,000,000
Repayment and others		765,000,000		765,000,000
Ending balance	[1]	400,000,000		765,000,000
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		6,000,000,000	[1]	4,000,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings		0		12,000,000,000
Repayment and others		6,000,000,000		10,000,000,000
Ending balance	[1]	0		6,000,000,000
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,403,000,000	[1]	0
Changes in finance agreements from related parties [Abstract]
Borrowings		1,617,000,000		1,803,000,000
Repayment and others		1,870,000,000		400,000,000
Ending balance	[1]	1,150,000,000		1,403,000,000
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		535,000,000	[1]	635,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings		25,000,000		560,000,000
Repayment and others		560,000,000		660,000,000
Ending balance	[1]	0		535,000,000
STX Corporation
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	330,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings	[2]			0
Repayment and others	[2]			330,000,000
Ending balance	[1]			0
STX Engine Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	10,256,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings	[2]			0
Repayment and others	[2]			10,256,000,000
Ending balance	[1]			0
Kumho Tire Co., Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	37,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings	[2]			0
Repayment and others	[2]			37,000,000
Ending balance	[1]			0
Hyunwoo International Co Ltd
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 0	[1]	41,000,000
Changes in finance agreements from related parties [Abstract]
Borrowings	[2]			0
Repayment and others	[2]			41,000,000
Ending balance	[1]			₩ 0

[1]	Details of payment between related parties and demand deposit due to customers etc. are excluded.
[2]	Excluded from associates due to disposal during the previous year.